RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Statement of Operations [Abstract]
Net loss	$ (5,000)	$ 1,657,897	$ (2,655,288)	$ 10,586,342	$ (7,798,760)		$ 9,588,951
Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Basic earnings per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted earnings per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Basic earnings per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted earnings per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Statement of Operations [Abstract]
Net loss					$ (7,798,760)
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)			17,250,000	17,250,000	17,134,615	17,250,000
Diluted weighted average shares outstanding (in shares)			17,250,000	17,250,000	17,134,615	17,250,000
Basic earnings per share (in dollars per share)			$ 0	$ 0	$ 0	$ 0
Diluted earnings per share (in dollars per share)			$ 0	$ 0	$ 0	$ 0
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)			4,312,500	4,312,500	3,915,179	4,312,500
Diluted weighted average shares outstanding (in shares)			4,312,500	4,312,500	3,915,179	4,312,500
Basic earnings per share (in dollars per share)			$ (0.62)	$ 2.45	$ (1.99)	$ 1.84
Diluted earnings per share (in dollars per share)			$ (0.62)	$ 2.45	$ (1.99)	$ 1.84
Adjustment [Member]
Statement of Operations [Abstract]
Net loss					$ 0
Adjustment [Member] | Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)			0	0	(11,831,044)	0
Diluted weighted average shares outstanding (in shares)			0	0	(11,831,044)	0
Basic earnings per share (in dollars per share)			$ (0.12)	$ 0.49	$ (0.85)	$ 0.37
Diluted earnings per share (in dollars per share)			$ (0.12)	$ 0.49	$ (0.85)	$ 0.37
Adjustment [Member] | Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Basic weighted average shares outstanding (in shares)			0	0	0	0
Diluted weighted average shares outstanding (in shares)			0	0	0	0
Basic earnings per share (in dollars per share)			$ 0.50	$ (1.96)	$ 1.14	$ (1.47)
Diluted earnings per share (in dollars per share)			$ 0.50	$ (1.96)	$ 1.14	$ (1.47)